Leasehold Improvements and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Leasehold Improvements and Equipment [Abstract]
Schedule of Leasehold Improvements and Equipment

At June 30, 2025 and December 31, 2024, leasehold improvements and equipment consisted of the following:

	June 30,	December 31,
	2025	2024
Motor vehicles	$365,298	$339,712
Office equipment	95,818	86,746
Furniture and fittings	47,678	46,882
Warehouse equipment	116,844	108,661
Machinery equipment	68,368	67,269
Leasehold improvements	713,880	668,524
	1,407,886	1,317,794
Accumulated depreciation	(740,510)	(587,147)
Leasehold improvements and equipment, net of accumulated depreciation	$667,376	$730,647